Equity (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 22, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 26, 2020
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized (in shares)		50,000,000	50,000,000	50,000,000	50,000,000
Common stock, par or stated value per share (in dollars per share)		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued		25,445,000	19,000,000	19,000,000	19,000,000
Common stock, shares outstanding		25,445,000	19,000,000	19,000,000
Share based compensation		$ 140,467
Share-based Payment remaining to be amortized		$ 10,133
Acquisition of noncontrolling interests description		Infobird Guiyang for approximately $1.8 million (RMB 12,360,000). The acquisition increased Infobird Beijing’s controlling interest in Infobird Guiyang from 72.00% to 90.18%.
Reduction in Paid-in capital		$ 1,685,154
Paid-in-capital, registered capital and statutory reserves		15,700,000	6,300,000
Statutory reserves		$ 11,587	$ 405,771	$ 31,778
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrant purchase	625,000	625,000
Share price	$ 5.00	$ 5.00
Warrant remaining lives		4 years 3 months
Two Consulting Firms [Member]
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares granted		70,000
Grant date fair value		$ 150,600